Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Columbia Variable Portfolio – Global Strategic Income Fund Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
Average Annual Return, Percent	3.35%	0.88%	0.79%
Columbia Variable Portfolio – Global Strategic Income Fund Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Average Annual Return, Percent	3.30%	0.63%	0.55%
Columbia Variable Portfolio – Global Strategic Income Fund Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 3
Average Annual Return, Percent	3.25%	0.73%	0.65%
Bloomberg Global Credit Hedged USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Credit Hedged USD Index
Average Annual Return, Percent	3.52%	0.60%	2.46%
Bloomberg Global Aggregate Hedged USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Hedged USD Index
Average Annual Return, Percent	3.40%	0.48%	2.01%